Nature of Operations and Basis of Presentation	12 Months Ended
Jul. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation

Note 1 – Nature of Operations and Basis of Presentation

OncoSec Medical Incorporated (together with its subsidiary, unless the context indicates otherwise, being collectively referred to as the “Company”) began its operations as a biotechnology company in March 2011. The Company has not generated any revenues since its inception. The Company was incorporated in the State of Nevada on February 8, 2008 under the name of Netventory Solutions, Inc. and changed its name to OncoSec Medical Incorporated in March 2011 when it began operating as a biotechnology company.

The Company is a late-stage immuno-oncology company focused on designing, developing and commercializing innovative, proprietary, intra-tumoral DNA-based therapeutics delivered by electroporation (“EP”) to stimulate and augment anti-tumor immune responses for the treatment of cancers. Its core technology, ImmunoPulse®, is a drug-device therapeutic modality platform comprised of a proprietary OncoSec Medical System EP device (the “OMS EP Device”) and a proprietary DNA plasmid delivery and application method that enables transient expression of recombinant therapeutic molecules in cells. The OMS EP Device is designed to promote cellular uptake of plasmid DNA injected directly into solid tumors to allow subsequent expression of the encoded therapeutic protein. The OMS EP Device can be adapted to treat different tumor types, and consists of an electrical pulse generator and disposable applicator. The Company’s lead product candidate is a plasmid encoding interleukin-12 (“IL-12”) called tavokinogene telseplasmid (“TAVO™”). The OMS EP Device is used to deliver TAVO™ into cells in tumor lesions, with the aim of reversing the immunosuppressive microenvironment in the treated tumor and elicit systemic tumor-specific immune responses in cancer patients. Activation of an appropriate anti-tumor inflammatory response in the treated lesion can drive the immune system to mount a systemic anti-tumor response against untreated tumors in other parts of the body. In 2017, the Company received Fast Track Designation and Orphan Drug Designation from the U.S. Food and Drug Administration (“FDA”) for TAVO™ in metastatic melanoma, which could qualify TAVO™-EP for expedited FDA review, a rolling Biologics License Application (“BLA”) review and certain other benefits to achieve faster registration of a therapeutic product.

The Company’s primary focus is to pursue its study of TAVO™-EP in combination with KEYTRUDA® (pembrolizumab) in melanoma. During October of 2022, due to the Company’s financial position the Company decreased all clinical activity outside of its melanoma clinical pipeline, including trials and studies involving triple negative breast cancer (“TNBC”) and squamous cell carcinoma head and neck cancer.

The Company’s KEYNOTE-695 clinical trial is a registration-directed, Phase 2b open-label, single-arm, multicenter trial in approximately 100 patients treated with TAVO™-EP in combination with KEYTRUDA® (pembrolizumab) in anti-PD-1 checkpoint inhibitor (nivolumab or pembrolizumab) relapsed or refractory metastatic melanoma, being conducted in the United States, Canada, Australia and Europe. In May 2017, the Company entered into a clinical trial collaboration and supply agreement with a subsidiary of Merck & Co., Inc. (“Merck”) in connection with the KEYNOTE-695 trial. Pursuant to the terms of the agreement, each company will bear its own costs related to manufacturing and supply of its product, as well as be responsible for its own internal costs. The Company is the trial sponsor and is responsible for external costs. The trial completed enrollment of Cohort 1 in December 2020. In December 2020, the protocol was amended to include an additional cohort, consisting of patients who were exposed to treatment with ipilimumab and progressed on prior anti-PD-1 checkpoint inhibitor. The amendment also enabled enrollment of approximately 25 additional patients to be treated with an updated version of the OMS EP Device (i.e., GenPulseTM generator and Series 3 Applicator), in preparation for seeking FDA approval. Database lock for the 105 patients enrolled in Cohort 1 is November 2022 and the final data analyses of the primary and secondary endpoints are expected to be available during the first quarter of 2023 and fourth quarter of 2022, respectively.

The Company’s KEYNOTE-890 clinical trial is a Phase 2, open-label, single-arm, multicenter trial conducted in the United States and Australia to evaluate the safety and efficacy of TAVO™-EP in combination with KEYTRUDA® in patients with inoperable locally advanced or metastatic TNBC who have previously failed at least one systemic chemotherapy or immunotherapy (Cohort 1) or TAVO™-EP in combination with KEYTRUDA® and chemotherapy in patients with inoperable locally advanced or metastatic TNBC who have had no prior systemic therapy in the advanced or metastatic setting (Cohort 2).

In May 2018, the Company entered into a second clinical trial collaboration and supply agreement with a subsidiary of Merck with respect to the KEYNOTE-890 trial, Cohort 1. Pursuant to the terms of the agreement, each company will bear its own costs related to manufacturing and supply of its product, as well as be responsible for its own internal costs. The Company is the trial sponsor and is responsible for external costs. In June 2020, the Company amended its second clinical trial collaboration and supply agreement to include KEYNOTE-890, Cohort 2, for the frontline treatment of patients with inoperable locally advanced or metastatic TNBC with the combination of TAVO-EP, KEYTRUDA, and chemotherapy. Enrollment of Cohort 1 was completed (26 patients) in December 2020. Interim data for Cohort 1 was initially presented at the San Antonio Breast Cancer Symposium (“SABCS”) in December 2019, and an update on this cohort was presented at the SABCS in December 2021. Enrollment of Cohort 2 (target 40 patients) began in January 2021. Due to slow enrollment and competing studies in front-line TNBC, recruitment on Cohort 2 has been halted as of October 2022. The Company has deferred further development of TAVO™-EP for the treatment of TNBC in order to focus its efforts and resources on our ongoing development of TAVO™-EP in melanoma.

In May 2019, the Company supported commencement of an investigator-initiated Phase 1 clinical trial conducted by the University of California San Francisco (“UCSF”) Helen Diller Family Comprehensive Cancer Center. This trial targets patients with Squamous Cell Carcinoma of the Head & Neck and is a single-arm open-label clinical trial in which 68 evaluable patients will receive TAVO™-EP, KEYTRUDA® and epacadostat. Recruitment on this trial was halted for strategic reasons in June 2021.

In August 2020, the Company supported commencement of an investigator-initiated Phase 2 clinical trial conducted by the H. Lee Moffitt Cancer Center and Research Institute and the University of South Florida Morsani College of Medicine to evaluate TAVO™-EP as neoadjuvant treatment (administered before surgery) in combination with intravenous OPDIVO® (nivolumab) in up to 33 patients with operable locally/regionally advanced melanoma. This trial has been designed to evaluate whether the addition of TAVO™-EP can increase the published anti-tumor response observed with monotherapy OPDIVO®, an anti-PD-1 checkpoint inhibitor, in patients with locally/regionally advanced melanoma prior to surgical resection of tumors. This trial began enrolling patients in December of 2020. Enrollment for this trial is expected to be completed in 2023. Preliminary data from this trial will be presented at an international medical conference, the Society for Immunotherapy of Cancer (SITC), in November 2022.

In November 2020, the Company obtained an exclusive license to the Cliniporator® electroporation gene electrotransfer platform from IGEA Clinical Biophysics. This platform has been used for electrochemotherapy in and outside of Europe in over 200 major oncological centers to treat cutaneous metastatic cancer nodules, including melanoma. The license encompasses a broad field of use for gene delivery in oncology, including use as part of the Company’s Visceral Lesion applicator (“VLA”) program.

The Company intends to continue to pursue potential new trials and studies related to TAVO™-EP, in various tumor types. In addition, the Company is also developing its next-generation EP device and applicator, including advancements toward prototypes, pursuing discovery research to identify other product candidates that, similar to IL-12, can be encoded into plasmid-DNA and delivered, using our proprietary delivery and application method, intratumorally using EP. For example, the Company has been, and intends to continue once the Company’s financial position allows, developing proprietary technology to potentially treat liver, lung, bladder, pancreatic and other difficult to treat visceral lesions through the direct delivery of plasmid encoded therapeutics with the VLA. While currently paused to focus activities on melanoma and clinical stage programs, the Company intends to continue this work in the future.

The VLA is intended and may be designed to work with low voltage EP generators, including but not limited to the Company’s proprietary APOLLOTM EP generator and Cliniporator®, and is expected to enable transfection of immunologically relevant genes into cells located in visceral primary or metastatic tumor lesions. In early 2020, the Company had two poster presentations, one at the Society for Interventional Oncology and one at the Society for Interventional Radiology, where it presented preclinical data pertaining to visceral delivery of plasmid-based therapeutics. Additionally, the Company has successfully completed several large animal studies to assess VLA design. The Company expected to bring a VLA into the clinic in 2023. However, this timeline is under evaluation and may extend beyond 2023. The Company believes that the flexibility of the Company’s proprietary plasmid-DNA technology allows the Company to deliver other immunologically relevant molecules into the tumor microenvironment in addition to the delivery of plasmid-DNA encoding for IL-12.